Shareholders' equity - Stock Option plans (Details)										12 Months Ended
	Dec. 15, 2025 Options	Dec. 04, 2025 EUR (€) Options Y € / shares shares	Dec. 03, 2025 Options	Dec. 02, 2025 Options	Oct. 11, 2025 Options	Oct. 10, 2025 EUR (€) Options Y € / shares shares	Jan. 26, 2025 Options shares	Jan. 23, 2025 EUR (€) Options Y € / shares shares	Dec. 20, 2024 Options	Dec. 31, 2025 EUR (€) Options plan € / shares
Shareholders' equity
Number of share options granted										22,210,366
Issued										22,210,366
Forfeited/Lapsed										(88,000)
Outstanding at end of period										22,122,366
Stock options
Shareholders' equity
Number of plans outstanding | plan										5
Share-based compensation expense | €										€ 9,500,000
SO 2024-1
Shareholders' equity
Number of share options granted								12,898,116		12,898,116
Vesting period (year)								3 years
Holding period (year)								1 year
Number of shares per SO | shares								1
Expected volatility								58.20%
Average life (years) | Y								3
Risk-free rate								2.60%
Fair value per SO at grant date | €								€ 1.1
Share price | € / shares								€ 2.19
Issued								12,898,116		12,898,116
Outstanding at end of period										12,898,116
Stock option unit value | € / shares										€ 1.1
Implied stock options fair values | €										€ 14,200,000
SO 2024-1 | Mark Pruzanski
Shareholders' equity
Number of share options granted								12,898,116	12,898,116
Issued								12,898,116	12,898,116
SO 2024-2
Shareholders' equity
Number of share options granted								301,000	301,000	301,000
Vesting period (year)								3 years
Holding period (year)								1 year
Number of shares per SO | shares								1
Expected volatility								58.20%
Average life (years) | Y								3
Risk-free rate								2.60%
Fair value per SO at grant date | €								€ 1.1
Share price | € / shares								€ 2.19
Issued								301,000	301,000	301,000
Forfeited/Lapsed										(88,000)
Outstanding at end of period										213,000
Stock option unit value | € / shares										€ 1.10
Implied stock options fair values | €										€ 200,000
SO 2025-1
Shareholders' equity
Number of share options granted					1,865,750	1,865,750				1,865,750
Vesting period (year)						3 years
Holding period (year)						1 year
Number of shares per SO | shares						1
Expected volatility						54.60%
Average life (years) | Y						3
Risk-free rate						2.60%
Fair value per SO at grant date | €						€ 1.77
Share price | € / shares						€ 3.99
Issued					1,865,750	1,865,750				1,865,750
Outstanding at end of period										1,865,750
Stock option unit value | € / shares										€ 1.77
Implied stock options fair values | €										€ 3,300,000
SO 2025-2
Shareholders' equity
Number of share options granted		6,000,000		6,000,000						6,000,000
Vesting period (year)		3 years
Holding period (year)		1 year
Number of shares per SO | shares		1
Expected volatility		56.20%
Average life (years) | Y		3
Risk-free rate		2.60%
Fair value per SO at grant date | €		€ 1.78
Share price | € / shares		€ 3.53
Issued		6,000,000		6,000,000						6,000,000
Outstanding at end of period										6,000,000
Stock option unit value | € / shares										€ 1.78
Implied stock options fair values | €										€ 10,700,000
SO 2025-2 | Andrew Obenshain
Shareholders' equity
Number of share options granted			6,000,000
Issued			6,000,000
SO 2025-3
Shareholders' equity
Number of share options granted	1,145,500						1,145,500			1,145,500
Vesting period (year)							3 years
Holding period (year)							1 year
Number of shares per SO | shares							1
Issued	1,145,500						1,145,500			1,145,500
Outstanding at end of period										1,145,500